INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
Schedule of Inventory [Table Text Block]
	September 30, 2015	December 31, 2014
	(Unaudited)
Raw materials	$271,384	$191,210
Finished goods	365,784	364,970
	637,168	556,180
Less: reserve for obsolete inventory	(91,975)	(95,201)
	$545,193	$460,979

	December 31,
	2014	2013
Raw materials	$191,210	$213,226
Finished goods	364,970	1,132,096
	556,180	1,345,322
Less: reserve for obsolete inventory	(95,201)	(485,715)
	$460,979	$859,607